Financial instruments and risk management	3 Months Ended
Mar. 31, 2026
Financial Instruments and Risk Management [Abstract]
Disclosure of financial instruments [text block]
4 FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
4.1 Financial risks management
4.1.1 Overview
In the three-month period ended March 31, 2026, there were no transfers of financial instruments between Levels 1, 2 and 3 of the fair value hierarchy and there were no significant changes in the financial risk management policies and procedures compared to those disclosed in the annual financial statements for the year ended December 31, 2025 (Note 4).
The Company maintained its conservative approach and strong cash and marketable securities position, as well as its hedging policy.
4.1.2 Classification
All transactions with financial instruments are recognized for accounting purposes and classified in the following categories:

	Note	03/31/2026	12/31/2025
Assets
Amortized cost
Cash and cash equivalents	9	12,176,019	15,179,753
Trade accounts receivable	11	5,766,623	6,560,607
Other assets (1)		595,039	595,069
		18,537,681	22,335,429
Fair value through other comprehensive income
Investments (2)	18.1	864,524	901,181
		864,524	901,181
Fair value through profit or loss
Derivative financial instruments (3)	4.5.1	11,895,759	9,571,661
Marketable securities (4)	10	10,503,715	10,252,454
		22,399,474	19,824,115
		41,801,679	43,060,725
Liabilities
Amortized cost
Trade accounts payable	21	4,981,256	5,141,386
Loans, financing and debentures	22.1	90,735,617	94,801,257
Lease liabilities	23.2	6,763,902	6,929,890
Dividends payable		12,855	1,393,121
Other liabilities (1)		221,110	236,724
		102,714,740	108,502,378
Fair value through profit or loss
Derivative financial instruments (3)	4.5.1	8,581,757	9,341,349
		8,581,757	9,341,349
		111,296,497	117,843,727
		69,494,818	74,783,002
(1)Includes only items classified as financial instruments.
(2)Investments in publicly traded companies are classified as Level 1 in the fair value hierarchy and total R$ 831,600 as of March 31, 2026 (R$ 865,986 as of December 31, 2025). Investments in privately held companies are classified as Level 3 and total R$32,924 as of March 31, 2026 (R$35,195 as of December 31, 2025).
(3)Financial instruments classified as Level 2 in the fair value hierarchy.
(4)Government securities are financial instruments classified as Level 1 in the fair value hierarchy and total R$ 1,298,243 as of March 31, 2026 (R$1,274,439 as of December 31, 2025). Private securities, investment funds, and other financial investments are classified as Level 2 in the fair value hierarchy and total R$ 9,205,472 as of March 31, 2026 (R$8,978,015 as of December 31, 2025).
4.1.3 Fair value of loans and financing
The estimated fair values of loans and financing are set forth below:

	Yield used to discount/methodology	03/31/2026	12/31/2025
Quoted in the secondary market
In foreign currency
Bonds (1)	Secondary Market	39,077,766	42,223,976
Estimated present value
In foreign currency
Export credits (“Prepayment”)	SOFR	17,344,704	18,404,795
Assets Financing	SOFR	238,833	277,172
IFC - International Finance Corporation	SOFR	5,137,756	5,442,675
ECA - Export Credit Agency	SOFR	1,860,820	1,979,202
Panda Bonds - CNY	Fixed	1,910,093	1,964,329
In local currency
BNDES – TJLP	DI 1	75,327	95,167
BNDES – TLP	DI 1	4,192,908	4,193,766
BNDES – Fixed	DI 1	5,313
BNDES – TR	DI 1	89,170	90,356
BNDES – Selic (“Special Settlement and Custody System”)	DI 1	499,308	547,000
BNDES – UMBNDES	DI 2	252,407	253,500
Assets Financing	DI 1	46,254	49,911
Debentures	DI 1/IPCA	11,342,213	10,873,596
NCE (“Export Credit Notes”)	DI 1	105,376	105,865
NCR (“Rural Credit Notes”)	DI 1	5,509,365	5,520,478
CPR ("Rural Product Note")	DI 1	3,101,240	1,472,697
ECO INVEST – Agroindustrial Credit	DI 1	345,644	334,422
		91,134,497	93,828,907
(1) The fair value presented in the Financial Statements as of December 31, 2025 did not include one of the 2029 Bond series, in the amount of R$ 5,568,313. Considering the inclusion of this amount, the fair value previously reported as of December 31,2025, in the amount of R$ 36,655,663, was revised to R$ 42,223,976.
The book values of loans and financing are disclosed in Note 22.1.
Management considers that, for its other financial assets and liabilities measured at amortized cost, their book values approximate their fair values, and therefore the fair value information is not being presented.
4.2 Liquidity risk management
As disclosed in the financial statements for the year ended December 31, 2025 (Note 4), the Company’s purpose is to maintain a strong cash and marketable securities position to meet its financial and operating commitments. The amount held in cash is intended to cover the expected outflows in the normal course of its operations, while the cash surplus is generally invested in highly liquid financial investments according to the Cash Management Policy.
The cash position is monitored by the Company’s Management, by means of management reports and participation in performance meetings with determined frequencies. During the three-month period ended March 31, 2026, the variations in cash and marketable securities were as expected, and the cash generated from operations was mostly used for investments and debt service.
All derivative financial instruments were traded over the counter and do not require deposit guarantee margins.
The remaining contractual maturities of financial liabilities are presented as of the balance sheet date. The amounts as set forth below consist of undiscounted cash flow, and include interest payments and exchange rate variations, and therefore may not reconcile with the amounts disclosed in the balance sheet.

						03/31/2026
	Book value	Undiscounted cash flow	Up to 1 year	1 - 2 years	2 - 5 years	More than 5 years
Liabilities
Trade accounts payables	4,981,256	4,981,256	4,981,256
Loans, financing and debentures	90,735,617	134,683,728	6,123,048	10,714,381	62,694,071	55,152,228
Lease liabilities	6,763,902	11,893,716	1,677,577	1,223,232	3,114,107	5,878,800
Derivative financial instruments	8,581,757	14,131,736	1,159,582	1,040,511	4,212,549	7,719,094
Dividends payable	12,855	12,855	12,855
Other liabilities	221,110	221,110	55,717	90,436	74,957
	111,296,497	165,924,401	14,010,035	13,068,560	70,095,684	68,750,122

						12/31/2025
	Book value	Undiscounted cash flow	Up to 1 year	1 - 2 years	2 - 5 years	More than 5 years
Liabilities
Trade accounts payables	5,141,386	5,141,386	5,141,386
Loans, financing and debentures	94,801,257	136,586,565	5,690,098	16,894,643	46,428,491	67,573,333
Lease liabilities	6,929,890	13,281,230	2,761,632	1,235,951	3,161,325	6,122,322
Derivative financial instruments	9,341,349	13,741,567	1,139,273	849,920	3,815,705	7,936,669
Dividends payable	1,393,121	1,393,121	1,393,121
Other liabilities	236,724	256,992	69,458	111,323	76,211
	117,843,727	170,400,861	16,194,968	19,091,837	53,481,732	81,632,324
4.3 Credit risk management
In the three-month period ended March 31, 2026, there were no significant changes in the credit risk management policies compared to those disclosed in the annual financial statements for the year ended of December 31, 2025 (Note 4).
4.4 Market risk management
In the three-month period ended March 31, 2026, there were no significant changes in the market risk management policies and procedures compared to those disclosed in the annual financial statements for the year ended December 31, 2025 (Note 4).
4.4.1 Exchange rate risk management
As disclosed in the financial statements for the year ended December 31, 2025 (Note 4), the Company enters into US$ selling transactions in the futures markets, including strategies involving options, to ensure attractive levels of operating margins for a portion of revenue. Such transactions are limited to a percentage of the net surplus foreign currency over a 24-months’ time horizon and therefore, are matched to the availability of currency for sale in the short term.
The assets and liabilities that are exposed to foreign currency, substantially in US$, are set forth below:

	Consolidated
	Sensitivity analysis Exchange rate risk (Effect on profit or loss)
	Base value Probable 03/31/2026	Possible (25%)	Remote (50%)	Balance as of 12/31/2025
Cash and cash equivalents	8,707,419	(2,176,855)	(4,353,710)	11,919,897
Marketable securities	533,780	(133,445)	(266,890)	427,329
Trade accounts receivable	4,079,784	(1,019,946)	(2,039,892)	4,705,509
Trade accounts payable	(810,849)	(202,712)	(405,425)	(1,075,590)
Loans and financing	(66,085,589)	(16,521,397)	(33,042,795)	(70,357,356)
Other liabilities	(63,890)	(15,973)	(31,945)	(66,446)
Derivative financial instruments
Derivative options	2,389,964	(4,573,200)	(10,215,031)	979,706
Derivative swaps	476,472	(3,307,337)	(6,616,299)	(851,428)
Derivative Non-Deliverable Forward (‘NDF’) Contracts	43,027	(43,027)	(43,027)	24,355
Embedded derivatives	25,642	(201,732)	(403,464)	112,058
Commodity Derivatives	378,898	(94,776)	(189,511)	(34,379)
For market risk analysis, the Company uses scenarios to evaluate both its asset and liability positions in foreign currency, and the possible effects on its results. The probable scenario represents the amounts recognized, as they reflect the conversion into Brazilian Reais on the balance sheet date (R$ to US$ = R$5.2194).
The Company has sales operations in US$ in the futures markets, including strategies using options, to ensure attractive levels of operating margins for a portion of its revenue. These operations are limited to a percentage of the total exposure to US$ over a 24-month horizon, and are therefore pegged to the availability of ready-to-sell foreign exchange in the short term.
In addition to the transaction described above, the Company also taken out derivative instruments linked to the US$ and subject to exchange fluctuations, seeking to adjust the debt's currency indexation to the cash generation currency, as provided for in its financial policies.
For the calculation of the mark-to-market (“MtM”) price, the exchange rate of the last business day of the period is used. These market movements caused a positive impact on the mark-to-market position entered into by the Company.
This analysis below assumes that all other variables, particularly the interest rates, remain constant. The other scenarios considered the variation of the Brazilian Real against the US$ by 25% and 50%, before taxes, based on the base scenario on March 31, 2026.
4.4.2 Interest rate risk management
Fluctuations in interest rates could increase or reduce the costs of new loans and existing contracted operations.
The Company is constantly looking for alternatives for the use of financial instruments in order to avoid negative impacts on its cash flow due to fluctuations in interest rates in Brazil or abroad.

	Consolidated
	Sensitivity analysis Interest rate risk (Effect on profit or loss)
	Base value Probable 03/31/2026	Possible (25%)	Remote (50%)	Balance as of 12/31/2025
CDI/SELIC
Cash and cash equivalents	3,434,978	(125,806)	(251,612)	3,204,403
Marketable securities	8,019,304	(298,719)	(597,438)	7,917,258
Loans and financing	8,872,237	(324,946)	(649,891)	8,825,045
Derivative financial instruments	2,866,436	(1,300,573)	(2,445,303)	128,277
Derivative options	2,389,964	(654,459)	(1,256,399)	979,705
Derivative swaps	476,472	(646,114)	(1,188,904)	(851,428)
TJLP
Loans and financing	79,499	(1,826)	(3,653)	101,302
SOFR
Loans and financing	23,897,418	(219,856)	(439,712)	25,195,489
Derivative swaps	476,472	(130,162)	(253,566)	(851,428)
For its market risk analysis, the Company uses scenarios to evaluate the sensitivity of changes in operations impacted by the following rates: Interbank Deposit Rate (“CDI”), Long Term Interest Rate (“TJLP”), Long Term Rate ("TLP"), Special System for Settlement and Custody (“SELIC”) and SOFR, which could impact the results. The probable scenario represents the amounts already booked, as they reflect Management’s best estimates.
This analysis assumes that all other variables, particularly exchange rates, will remain constant. The other scenarios considered a exposure of 25% and 50% in market interest rates.
4.4.2.1 Sensitivity analysis to changes in the consumer price indices of the US economy
For the measurement of the probable scenario, the United States Consumer Price Index (“US-CPI”) was considered on March 31, 2026. The probable scenario was extrapolated considering a appreciation of 25% and 50% in the US-CPI to define the possible and remote scenarios, respectively.
The following table sets out the possible impacts, assuming these scenarios in absolute amounts:

	03/31/2026
		Effect on profit or loss
	Probable (base value)	Possible (25%)	Remote (50%)

Embedded derivative in a commitment to purchase standing wood, originating from a forest partnership agreement	25,642	(27,632)	(57,879)
4.4.3 Pulp and commodity price risk management
The Company is exposed to the selling price of pulp and commodity prices in the international market. The dynamics of rising and falling production capacities in the global market and macroeconomic conditions may impact the Company´s operating results.
Through a specialized team, the Company monitors hardwood pulp prices and analyses future trends, adjusting the forecasts aimed at assisting with preventive measures to calculate the different scenarios. There is no sufficiently liquid financial market to mitigate the risk of a material portion of the Company’s operations. Hardwood pulp price protection instruments available on the market have low liquidity and low volume, and high levels of distortion in price formation.
The Company is also exposed to international oil prices, reflected in logistical costs for selling in the export market, and indirectly in the costs of other supply, logistics and service contracts. In such cases, the Company evaluates whether to contract derivative financial instruments to mitigate the risk of price variations in its results.
4.5 Derivative financial instruments
The Company determines the fair value of derivative contracts, which differ from the amounts realized in the event of early settlement due to bank spreads and market factors at the time of quotation. The amounts presented by the Company are based on an estimate using market factors and use data provided by third parties, measured internally and compared to calculations performed by external consultants and by counterparties.
Details of derivative financial instruments and their respective calculation methodologies are disclosed in the annual financial statements for the year ended December 31, 2025 (Note 4).
4.5.1 Outstanding derivatives by contract type, including embedded derivatives
The positions of outstanding derivatives are set forth below:

		Notional value		Fair value in R$
	Currency	03/31/2026	12/31/2025	03/31/2026	12/31/2025
Debt hedges
Assets
Swap CDI to Fixed	R$	9,081,789	8,788,534	2,752,897	2,525,172
Swap SOFR to Fixed	US$	2,464,149	2,400,260	511,285	492,458
Swap IPCA to CDI	R$	13,622,944	11,059,169	1,960,902	1,549,779
Pre-fixed Swap to CDI	R$	2,400,000	2,400,000	1,586,941	1,562,789
Swap CDI to SOFR	R$	3,399,600	3,399,600	971,697	915,431
Swap CNY to Fixed	CNY	2,600,000	2,600,000	528,655	509,116
				8,312,377	7,554,745
Liabilities
Swap CDI to Fixed	US$	1,691,530	1,635,783	(2,273,041)	(2,686,614)
Swap SOFR to Fixed	US$	2,464,149	2,400,260	(358,788)	(400,210)
Swap IPCA to CDI	R$	12,896,320	10,466,620	(2,533,338)	(2,210,556)
Pre-fixed Swap to CDI	R$	2,400,000	2,400,000	(1,329,418)	(1,554,427)
Swap CDI to SOFR	US$	660,171	660,171	(891,382)	(1,080,537)
Swap CNY to Fixed	US$	362,736	362,736	(449,939)	(473,828)
				(7,835,906)	(8,406,172)
				476,471	(851,427)
Cash flow hedge
Zero Cost Collar (US$ x R$)	US$	5,574,300	6,156,400	2,389,964	979,705
NDF (R$ x US$)	US$	63,000	90,000	43,027	24,355
				2,432,991	1,004,060
Commodity Hedge and other
Swap US-CPI (standing wood) (1)	US$	154,602	153,342	25,642	112,058
Zero Cost Collar (Brent)	US$	335,511	359,677	378,898	(33,279)
Swap VLSFO/Brent	US$		1,217		(1,100)
				404,540	77,679
				3,314,002	230,312

Current assets	2,907,968	1,556,978
Non-current assets	8,987,791	8,014,683
Current liabilities	(1,107,667)	(1,205,029)
Non-current liabilities	(7,474,090)	(8,136,320)
	3,314,002	230,312
(1)The embedded derivative refers to a swap contract for the sale of price variations in US$ and US-CPI within the term of a forest partnership with a standing wood supply contract.
The variation in the fair values of derivatives on March 31, 2026 compared to the fair values measured on December 31, 2025 are explained substantially by the appreciation of the Brazilian Real against the US$ and by settlements during the period. There were also impacts caused by the variations in the Pre Fixed, Foreign Exchange Coupon and SOFR curves in the operations.
It is important to highlight that the outstanding agreements on March 31, 2026 are over-the-counter market operations, without any type of collateral margin or forced early settlement clause due to variations from market marking.
4.5.2 Fair Value Maturity Schedule (net amounts)

	03/31/2026	12/31/2025
2026	1,377,007	351,949
2027	1,746,941	674,290
2028	192,309	96,273
2029 onwards	(2,255)	(892,200)
	3,314,002	230,312

4.5.3 Fair value settled amounts
The settled derivatives positions are set forth below:

	03/31/2026	12/31/2025
Cash flow hedge
Zero Cost Collar (R$ x US$)	34,350	9,922
NDF (R$ x US$)	16,922	(15,388)
NDF (€ x US$)		(26)
	51,272	(5,492)

Commodity Hedge and other	47,820	(712)
Swap VLSFO/Brent	47,820	(712)

Debt hedges
Swap CDI to Fixed (US$)	147,794	408,373
Swap IPCA to CDI (Brazilian Reais)	(140,343)	(321,139)
Swap Pre-Fixed to CDI	(304,358)
Swap RMB to fixed US$		(16,455)
Swap SOFR to SOFR (US$)		1,504
Swap CDI to SOFR (US$)	117,659	212,326
Swap SOFR to Fixed (US$)	22,065	252,250
	(157,183)	536,859
	(58,091)	530,655
4.6 Cybersecurity
Suzano has a Public Information Security Policy, which aims to establish guidelines regarding cyber security management and controls at Suzano, seeking to mitigate vulnerabilities, preserve and protect assets, mainly information and personal data, in accordance with current laws, regulations and contractual obligations, covering the confidentiality, integrity, availability, authenticity and legality of information. The Policy establishes responsibilities to avoid damages, which may represent financial impacts, image and reputation, exposure of information, interruption of operations, among other damages due to cyber-attacks.
For the three-month period ended March 31, 2026, no material incidents associated with cybersecurity were identified that could affect the confidentiality, integrity and/or availability of the systems used by the Company.
4.7 Climate change
In the annual financial statements for the year ended December 31, 2025, the Company disclosed information on the risks and opportunities related to climate change and its sustainability strategy. In the three-month period ended March 31, 2026, there were no significant changes in these risks. The update, during the period, to the status of sustainability targets linked to financial instruments—reflecting the achievement of the target for women in leadership positions and the non‑achievement of the GHG emissions intensity target—resulted mainly in the application of a 25‑basis‑point step‑up in the interest rate of the 2031 SLB, from 3.75% to 4.00%, effective as of June 16, 2026. The water withdrawal intensity target remains under measurement, with verification expected by the end of the 2026 fiscal year.
4.8 Capital management
The main objective is to strengthen the Company’s capital structure, aiming to maintain an appropriate level of financial leverage while mitigating risks that could affect the availability of capital for business development.
The Company continuously monitors significant indicators, such as consolidated financial leverage, which is the ratio of total net debt to adjusted Earnings Before Interest, Taxes, Depreciation, and Amortization (“Adjusted EBITDA”).